Derivative Instruments and Hedging Activities (Tables)	6 Months Ended
Jun. 30, 2019
Derivative [Line Items]
Schedule of Foreign Exchange Contracts, Statement of Financial Position [Table Text Block]
Foreign Exchange Risk

From time to time the Company economically hedges portions of its forecasted expenditures denominated in foreign currencies with foreign currency forward contracts.

As at June 30, 2019, the Company was committed to the following foreign currency forward contracts:

	Contract Amount in Foreign Currency	Average Forward Rate (1)	Fair Value / Carrying Amount Of Asset (Liability) $
				Expected Maturity
				2019	2020
				$	$
Euro	9,240	0.86	(101)	3,952	6,750

(1)	Average contractual exchange rate represents the contracted amount of foreign currency one U.S. Dollar will buy.
The Company enters into cross currency swaps, and pursuant to these swaps the Company receives the principal amount in NOK on the maturity date of the swap, in exchange for payment of a fixed U.S. Dollar amount. In addition, the cross currency swaps exchange a receipt of floating interest in NOK based on NIBOR plus a margin for a payment of U.S. Dollar fixed interest. The purpose of the cross currency swaps is to economically hedge the foreign currency exposure on the payment of interest and principal amounts of the Company’s NOK-denominated bonds due in 2020, 2021 and 2023. In addition, the cross currency swaps economically hedge the interest rate exposure on the NOK bonds due in 2020, 2021 and 2023. The Company has not designated, for accounting purposes, these cross currency swaps as cash flow hedges of its NOK-denominated bonds due in 2020, 2021 and 2023. As at June 30, 2019, the Company was committed to the following cross currency swaps:

					Fair Value / Carrying Amount of Asset / (Liability) $
Notional Amount NOK	Notional Amount USD	Floating Rate Receivable
		Reference Rate	Margin	Fixed Rate Payable		Remaining Term (years)
1,000,000	134,000	NIBOR	3.70%	5.92%	(17,133)	0.9
1,200,000	146,500	NIBOR	6.00%	7.72%	(5,785)	2.3
850,000	102,000	NIBOR	4.60%	7.89%	(8,088)	4.2
					(31,006)

Interest Rate Swap Agreements
As at June 30, 2019, the Company was committed to the following interest rate swap agreements related to its LIBOR-based debt and EURIBOR-based debt, whereby certain of the Company’s floating-rate debt were swapped with fixed-rate obligations:

	Interest Rate Index	Principal Amount	Fair Value / Carrying Amount of Asset / (Liability) $	Weighted- Average Remaining Term (years)	Fixed Interest Rate (%)(1)
LIBOR-Based Debt:
U.S. Dollar-denominated interest rate swaps (2)	LIBOR	1,011,178	(44,855)	3.6	3.0
EURIBOR-Based Debt:
Euro-denominated interest rate swaps	EURIBOR	81,059	(9,912)	4.2	3.8
			(54,767)

(1)	Excludes the margins the Company pays on its variable-rate debt, which, as of June 30, 2019, ranged from 0.3% to 3.95%.

(2)
Includes interest rate swaps with the notional amount reducing quarterly or semi-annually. Two interest rate swaps are subject to mandatory early termination in 2020 and 2021, at which time the swaps will be settled based on their fair value.

Location and Fair Value Amounts of Derivative Instruments
The following tables present the location and fair value amounts of derivative instruments, segregated by type of contract, on the Company’s unaudited consolidated balance sheets.

	Prepaid Expenses and Other	Other Non-Current Assets	Accounts Payable, Accrued Liabilities and Other	Current Portion of Derivative Liabilities	Derivative Liabilities
	$	$	$	$	$
As at June 30, 2019
Derivatives designated as a cash flow hedge:
Interest rate swap agreements	—	—	3	(497)	(3,758)
Derivatives not designated as a cash flow hedge:
Foreign currency contracts	—	—	—	(101)	—
Interest rate swap agreements	1,168	240	(2,094)	(8,996)	(40,833)
Cross currency swap agreements	—	—	(538)	(18,887)	(11,581)
Forward freight agreements	61	—	—	—
	1,229	240	(2,629)	(28,481)	(56,172)

	Prepaid Expenses and Other	Other Non-Current Assets	Accounts Payable, Accrued Liabilities and Other	Current Portion of Derivative Liabilities	Derivative Liabilities
	$	$	$	$	$
As at December 31, 2018
Derivatives designated as a cash flow hedge:
Interest rate swap agreements	784	2,362	20	—	—
Derivatives not designated as a cash flow hedge:
Interest rate swap agreements	2,915	2,973	(2,498)	(7,419)	(32,672)
Cross currency swap agreements	—	—	(713)	(4,729)	(23,680)
Stock purchase warrants	—	12,026	—	—	—
Forward freight agreements	—	—	—	(57)	—
	3,699	17,361	(3,191)	(12,205)	(56,352)

Schedule of Cash Flow Hedges
For the periods indicated, the following tables present the gains (losses) on interest rate swap agreements designated and qualifying as cash flow hedges (excluding such agreements in equity-accounted investments):

Three Months Ended June 30, 2019
Amount	Amount
Recognized in AOCI (1)	Reclassified from AOCI (2)
(4,570)	157	Interest expense

Three Months Ended June 30, 2018
Effective Portion	Effective Portion	Ineffective
Recognized in AOCI (1)	Reclassified from AOCI (2)	Portion (3)
1,534	2	—	Interest expense

Six Months Ended June 30, 2019
Effective Portion	Amount
Recognized in AOCI (1)	Reclassified from AOCI (2)
(7,402)	408	Interest expense

Six Months Ended June 30, 2018
Effective Portion	Effective Portion	Ineffective
Recognized in AOCI (1)	Reclassified from AOCI (2)	Portion (3)
5,090	(248)	740	Interest expense

(1) Recognized in accumulated other comprehensive loss (or AOCI).
(2) Recorded in AOCI during the term of the hedging relationship and reclassified to earnings.
(3) Recognized in the ineffective portion of gains (losses) on derivative instruments designated and qualifying as cash flow hedges.

Effect of Gain (Loss) on Derivatives Not Designated as Hedging Instruments
as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2019	2018	2019	2018
	$	$	$	$
Realized losses relating to:
Interest rate swap agreements	(1,785)	(4,031)	(3,473)	(8,840)
Stock purchase warrants	(25,559)	—	(25,559)	—
Forward freight agreements	(29)	(18)	(42)	(18)
	(27,373)	(4,049)	(29,074)	(8,858)
Unrealized gains (losses) relating to:
Interest rate swap agreements	(8,195)	8,532	(14,216)	24,451
Foreign currency forward contracts	(101)	—	(101)	—
Stock purchase warrants	24,584	6,206	26,900	4,522
Forward freight agreements	121	34	104	34
	16,409	14,772	12,687	29,007
Total realized and unrealized (losses) gains on derivative instruments	(10,964)	10,723	(16,387)	20,149

Effect of Gains (Losses) on Cross Currency Swaps
as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2019	2018	2019	2018
	$	$	$	$
Realized losses	(1,087)	(1,798)	(2,521)	(3,182)
Unrealized (losses) gains	(140)	(16,566)	(2,060)	5,768
Total realized and unrealized (losses) gains on cross currency swaps	(1,227)	(18,364)	(4,581)	2,586